Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM / (USED IN) OPERATING ACTIVITIES
Net income	$ 657,984	$ 375,097
Deduct earnings of associate	(72,001)	(75,995)
Dividends received from associate	63,102	84,553
Add (deduct) non-cash items:
Depreciation and amortization	245,303	232,225
Income tax expense	153,491	95,788
Share-based compensation expense	(6,289)	78,821
Finance costs	94,416	94,955
Other	3,681	4,034
Income taxes paid	(106,035)	(35,890)
Other cash payments, including share-based compensation	(59,444)	(24,000)
Cash flows from operating activities before undernoted	974,208	829,588
Changes in non-cash working capital (note 16(a))	5,998	(49,368)
Cash flows from / (used in) operating activities	980,206	780,220
CASH FLOWS FROM / (USED IN) FINANCING ACTIVITIES
Payments for repurchase of shares	(444,414)	(286,120)
Dividend payments to Methanex Corporation shareholders	(105,676)	(101,497)
Interest paid	(90,008)	(86,041)
Repayment of long-term debt and financing fees	(213,622)	(56,997)
Finance leases	(8,293)	(6,880)
Equity contributions by non-controlling interests	3,804	7,522
Equity contributions by non-controlling interests	0	8,170
Cash distributions to non-controlling interests	(104,258)	(4,330)
Proceeds on issue of shares on exercise of stock options	3,210	3,059
Proceeds from limited recourse debt	166,000	0
Cash flows from / (used in) financing activities	(793,257)	(523,114)
CASH FLOWS FROM / (USED IN) INVESTING ACTIVITIES
Property, plant and equipment	(244,476)	(103,170)
Restricted cash for vessels under construction	(60,931)	0
Changes in non-cash working capital related to investing activities (note 16(a))	(944)	(2,347)
Cash flows from / (used in) investing activities	(306,351)	(105,517)
Increase (decrease) in cash and cash equivalents	(119,402)	151,589
Cash and cash equivalents, beginning of year	375,479	223,890
Cash and cash equivalents, end of year	$ 256,077	$ 375,479